UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2016

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
November 30, 2015 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Argentina — 3.9%
Information Technology — 3.9%
MercadoLibre	3,818	$470,530
Total Argentina		470,530
Brazil — 0.4%
Consumer Discretionary — 0.4%
B2W Cia Digital*	12,211	45,992
Total Brazil		45,992
China — 67.3%
Consumer Discretionary — 14.9%
500.com ADR, Cl A*	1,530	30,600
Ctrip.com International ADR*	4,095	438,206
E-Commerce China Dangdang ADR, Cl A*	5,013	35,492
eLong ADR*	2,131	36,227
JD.com ADR*	22,998	705,579
Jumei International Holding ADR*	6,912	60,618
Qunar Cayman Islands ADR*	1,428	64,303
Tuniu ADR*	2,490	38,695
Vipshop Holdings ADR*	23,237	384,107
		1,793,827
Industrials — 1.2%
51job ADR*	4,632	147,112

Information Technology — 51.2%
21Vianet Group ADR*	6,379	132,875
58.com ADR*	5,682	342,113
Alibaba Group Holding ADR*	11,553	971,376
Baidu ADR*	4,249	926,154
Baozun ADR*	5,191	40,542
Bitauto Holdings ADR*	4,408	118,355
Boyaa Interactive International	53,000	23,656
HC International*	41,197	24,712
Leju Holdings ADR	15,960	93,366
Momo ADR*	21,384	283,766
NetEase ADR	4,587	764,469
Qihoo 360 Technology ADR*	5,453	370,259
Renren ADR*	8,892	30,322
SINA*	6,758	341,752
Sohu.com*	3,606	181,201
SouFun Holdings ADR	16,086	107,776
Tencent Holdings	48,492	965,217
Weibo ADR*	8,997	167,344

Description	Shares	Fair Value

Xunlei ADR*	6,232	$46,117
Youku Tudou ADR*	4,841	130,078
YY ADR*	1,915	116,011
		6,177,461
Total China		8,118,400
Cyprus — 0.3%
Information Technology — 0.3%
QIWI ADR	1,603	30,601
Total Cyprus		30,601
Germany — 0.6%
Information Technology — 0.6%
Rocket Internet* (A)	2,651	78,228
Total Germany		78,228
India — 0.5%
Consumer Discretionary — 0.5%
Makemytrip*	3,218	58,053
Total India		58,053
Netherlands — 4.0%
Information Technology — 4.0%
Yandex, Cl A*	29,225	486,012
Total Netherlands		486,012
Russia — 2.5%
Information Technology — 2.5%
Mail.Ru Group GDR*	13,397	308,131
Total Russia		308,131
South Africa — 7.7%
Consumer Discretionary — 7.7%
Naspers, Cl N	6,225	930,227
Total South Africa		930,227
South Korea — 11.8%
Consumer Discretionary — 0.4%
Interpark	4,489	43,803

Information Technology — 11.4%
Kakao	3,317	345,434
NAVER	1,302	709,436
NCSoft	1,525	293,003
Wemade Entertainment	1,002	30,716
		1,378,589
Total South Korea		1,422,392

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
November 30, 2015 (Unaudited)

Description	Shares	Fair Value

Taiwan — 0.7%
Information Technology — 0.7%
PChome Online	8,586	$80,752
Total Taiwan		80,752

Total Common Stock
(Cost $12,045,813)		12,029,318

Total Investments - 99.7%
(Cost $12,045,813)†		$12,029,318

Percentages are based on Net Assets of $12,070,744.
*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of November 30, 2015, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.
There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

†	At November 30, 2015, the tax basis cost of the Fund's investments was $12,045,813, and the unrealized appreciation and depreciation were $999,482 and $(1,015,977), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-0300

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Exchange Traded Concepts Trust

By	(Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:	January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date:	January 27, 2016

By	(Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date:	January 27, 2016